Organization and Principal Activities	6 Months Ended
Sep. 30, 2024
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Solowin Holdings (collectively the “Company”) is a company incorporated in Cayman Islands with limited liability on July 23, 2021. The Company is an investment holding company.

Solomon JFZ (Asia) Holdings Limited (“SJFZ”) was incorporated on July 25, 2016. SJFZ is a limited liability corporation licensed with the Hong Kong Securities and Futures Commission (“HKSFC”) to carry out regulated activities including Type 1 (Dealing in Securities), Type 4 (Advising on Securities), Type 6 (Advising on Corporate Finance) and Type 9 (Asset Management).

On December 4, 2023, as a part of the strategic expansion into the private wealth management business, the Company formed a new wholly owned subsidiary, Solomon Private Wealth Limited (“SPW”), under the laws of Hong Kong.

The Company together with its subsidiaries (collectively the “Group”) are primarily engaged in providing investment banking services, wealth management services, asset management services and virtual assets services in Hong Kong.

Details of the Company and its subsidiaries are set out in the table as follows:

		Percentage of effective ownership
Name	Date of incorporation	September 30, 2024	March 31, 2023	Place of incorporation	Principal activities
Solowin Holdings	July 23, 2021	N/A	N/A	Cayman Islands	Investment holding
Solomon JFZ (Asia) Holdings Limited	July 25, 2016	100%	100%	Hong Kong	Securities dealings and brokerage; advising on securities; corporate consultancy services; and asset management services
Solomon Private Wealth Limited	December 4, 2023	100%	100%	Hong Kong	Wealth management and financial planning services

Initial Public Offering

On September 6, 2023, the Company announced the closing of its IPO of 2,000,000 ordinary shares, US$0.0001 par value per share at an offering price of US$4.00 per share for a total of US$8,000,000 in gross proceeds. The Company raised total net proceeds of US$7,065,000, which was reflected in the unaudited interim condensed consolidated statements of cash flows, after deducting underwriting discounts and commissions and offering expenses. The ordinary shares of the Company began trading on the Nasdaq Stock Market in the United States on September 7, 2023, under the symbol “SWIN”.